Average Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Emerging Markets Index Fund	Dec. 30, 2022
Fidelity Emerging Markets Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.04%)
Past 5 years	9.69%
Past 10 years	5.30%
Fidelity Emerging Markets Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.58%)
Past 5 years	9.14%
Past 10 years	4.81%
Fidelity Emerging Markets Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.51%)
Past 5 years	7.62%
Past 10 years	4.17%
MC041
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.53%
IXZ94
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.79%